Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Contrafund® Portfolio
April 30, 2010
Prospectus

FMR's Multi-Manager Group has been renamed the Stock Selector Large Cap Group.

The following information replaces the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page four.

The fund is managed by members of FMR's Stock Selector Large Cap Group. Robert Stansky (co-manager), John Avery (co-manager), Matthew Friedman (co-manager), Adam Hetnarski (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2007. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011.

The following information replaces the biographical information for Matthew Friedman and John Roth found in the "Fund Management" section on page ten.

Matthew Friedman is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

Peter Saperstone is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (consumer discretionary sector), which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Saperstone has worked as a research analyst and portfolio manager.

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

VCON-11-01 March 25, 2011
1.797984.107

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Contrafund® Portfolio
April 30, 2010
Prospectus

FMR's Multi-Manager Group has been renamed the Stock Selector Large Cap Group.

The following information replaces the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page four.

The fund is managed by members of FMR's Stock Selector Large Cap Group. Robert Stansky (co-manager), John Avery (co-manager), Matthew Friedman (co-manager), Adam Hetnarski (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2007. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011.

The following information replaces the biographical information for Matthew Friedman and John Roth found in the "Fund Management" section on page ten.

Matthew Friedman is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

Peter Saperstone is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (consumer discretionary sector), which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Saperstone has worked as a research analyst and portfolio manager

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

VCON-INV-11-01 March 25, 2011
1.918651.101

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2 R
Contrafund® Portfolio
April 30, 2010
Prospectus

FMR's Multi-Manager Group has been renamed the Stock Selector Large Cap Group.

The following information replaces the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page four.

The fund is managed by members of FMR's Stock Selector Large Cap Group. Robert Stansky (co-manager), John Avery (co-manager), Matthew Friedman (co-manager), Adam Hetnarski (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2007. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011.

The following information replaces the biographical information for Matthew Friedman and John Roth found in the "Fund Management" section on page ten.

Matthew Friedman is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

Peter Saperstone is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (consumer discretionary sector), which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Saperstone has worked as a research analyst and portfolio manager

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

VCONR-11-01 March 25, 2011
1.918652.101